UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Semiannual Report

June 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0727 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2021

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Performance1

Portfolio Managers Michael A. Allison, CFA of Eaton Vance Management and Thomas C. Seto of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	09/30/2005	9.93%	28.57%	10.03%	8.18%
Fund at Market Price	—	17.30	37.72	11.09	9.28

S&P 500® Index	—	15.25%	40.79%	17.64%	14.83%
MSCI Europe Index	—	11.80	35.09	10.34	5.58
Cboe S&P 500 BuyWrite IndexSM	—	11.10	27.28	7.05	7.00
Cboe NASDAQ–100 BuyWrite IndexSM	—	4.95	20.26	10.88	8.53

% Premium/Discount to NAV[2]

					0.28%

Distributions[3]

Total Distributions per share for the period					$0.436
Distribution Rate at NAV					8.03%
Distribution Rate at Market Price					8.01

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Fund Profile

Sector Allocation (% of total investments)4

Country Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Apple, Inc.	5.2%

Microsoft Corp.	4.9

Amazon.com, Inc.	3.9

Nestle S.A.	2.2

Facebook, Inc., Class A	2.1

Alphabet, Inc., Class C	1.9

Alphabet, Inc., Class A	1.8

LVMH Moet Hennessy Louis Vuitton SE	1.7

ASML Holding NV	1.7

Roche Holding AG PC	1.5

Total	26.9%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Cboe NASDAQ–100 BuyWrite IndexSM measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ–100® Index and writes (sells) NASDAQ–100® Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 6/30/2021, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective July 1, 2021, the Fund is managed by Thomas C. Seto and G.R. Nelson.

4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 100.8%
Security	Shares	Value

Aerospace & Defense — 1.4%

Airbus SE(1)(2)	56,122	$7,231,475

General Dynamics Corp.(2)	6,866	1,292,593

L3Harris Technologies, Inc.(2)	7,755	1,676,243

Northrop Grumman Corp.(2)	3,354	1,218,944

Raytheon Technologies Corp.(2)	47,912	4,087,373

Textron, Inc.(2)	16,487	1,133,811

		$16,640,439

Air Freight & Logistics — 0.7%

Deutsche Post AG(2)	108,468	$7,387,178

Expeditors International of Washington, Inc.(2)	3,871	490,069

		$7,877,247

Auto Components — 0.6%

Cie Generale des Etablissements Michelin SCA(2)	12,277	$1,959,352

Denso Corp.	47,300	3,225,457

Toyota Industries Corp.	6,400	553,441

Yokohama Rubber Co., Ltd. (The)	75,500	1,621,583

		$7,359,833

Automobiles — 2.1%

Daimler AG(2)	26,925	$2,405,980

Honda Motor Co., Ltd.	24,800	797,648

Isuzu Motors, Ltd.	58,000	769,640

Mazda Motor Corp.(1)	26,000	245,297

Tesla, Inc.(1)(2)	20,000	13,594,000

Toyota Motor Corp.	12,900	1,127,641

Volkswagen AG, PFC Shares	24,779	6,212,875

		$25,153,081

Banks — 3.8%

Bank of America Corp.(2)	50,000	$2,061,500

BNP Paribas S.A.(2)	75,132	4,715,257

Credit Agricole S.A.(2)	88,088	1,234,958

Danske Bank A/S(2)	72,886	1,283,589

Fifth Third Bancorp(2)	47,006	1,797,039

HSBC Holdings PLC(2)	700,000	4,040,054

Huntington Bancshares, Inc.(2)	117,053	1,670,346

ING Groep NV(2)	315,384	4,186,518

Intesa Sanpaolo SpA	2,079,278	5,751,982

JPMorgan Chase & Co.(2)	47,825	7,438,700

KBC Group NV	22,722	1,734,855

KeyCorp(2)	148,919	3,075,177

Security	Shares	Value

Banks (continued)

Lloyds Banking Group PLC	2,000,000	$1,293,712

Natwest Group PLC	500,000	1,407,138

PNC Financial Services Group, Inc. (The)(2)	6,406	1,222,009

Shinsei Bank, Ltd.	31,400	412,909

Standard Chartered PLC	43,591	278,189

Truist Financial Corp.(2)	25,182	1,397,601

		$45,001,533

Beverages — 1.5%

Coca-Cola Co. (The)(2)	24,571	$1,329,537

Constellation Brands, Inc., Class A(2)	29,994	7,015,297

Heineken Holding NV	24,773	2,499,813

Heineken NV	7,692	933,804

Kirin Holdings Co., Ltd.	54,500	1,063,612

PepsiCo, Inc.(2)	29,721	4,403,760

Takara Holdings, Inc.	20,500	255,727

		$17,501,550

Biotechnology — 1.5%

AbbVie, Inc.(2)	26,528	$2,988,114

Amgen, Inc.(2)	30,175	7,355,156

BioMarin Pharmaceutical, Inc.(1)(2)	9,584	799,689

Gilead Sciences, Inc.(2)	87,511	6,026,008

		$17,168,967

Building Products — 0.4%

Daikin Industries, Ltd.	26,200	$4,882,362

		$4,882,362

Capital Markets — 1.4%

3i Group PLC	30,000	$486,866

CME Group, Inc.	2,281	485,123

London Stock Exchange Group PLC	14,000	1,547,145

Moody’s Corp.(2)	12,481	4,522,740

S&P Global, Inc.(2)	10,242	4,203,829

Schroders PLC(2)	42,659	2,074,668

St. James’s Place PLC(2)	160,504	3,281,778

		$16,602,149

Chemicals — 3.8%

Air Liquide S.A.	36,342	$6,372,569

Air Products and Chemicals, Inc.(2)	21,289	6,124,419

Akzo Nobel NV	2,842	351,899

BASF SE(2)	67,072	5,294,647

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Chemicals (continued)

Corteva, Inc.(2)	4,706	$208,711

Daicel Corp.(2)	51,000	419,628

Dow, Inc.(2)	4,706	297,796

DuPont de Nemours, Inc.	4,706	364,291

Eastman Chemical Co.(2)	20,943	2,445,095

Johnson Matthey PLC(2)	41,427	1,763,805

Linde PLC(2)	43,984	12,717,093

Mitsubishi Gas Chemical Co., Inc.	18,200	385,655

Nitto Denko Corp.	22,800	1,697,925

Shin-Etsu Chemical Co., Ltd.	21,800	3,646,282

Sumitomo Chemical Co., Ltd.	35,700	189,741

Toray Industries, Inc.	56,000	373,294

Tosoh Corp.	85,900	1,481,157

		$44,134,007

Commercial Services & Supplies — 0.4%

Rentokil Initial PLC	97,214	$665,836

SECOM Co., Ltd.	29,900	2,278,994

Waste Management, Inc.(2)	8,924	1,250,342

		$4,195,172

Communications Equipment — 1.2%

Cisco Systems, Inc.(2)	240,293	$12,735,529

Nokia Oyj(1)	317,042	1,698,634

		$14,434,163

Construction & Engineering — 0.2%

Ferrovial S.A.	85,206	$2,504,068

		$2,504,068

Construction Materials — 0.3%

CRH PLC	62,332	$3,152,211

		$3,152,211

Consumer Finance — 0.5%

American Express Co.(2)	31,280	$5,168,394

Navient Corp.	43,966	849,863

		$6,018,257

Containers & Packaging — 0.3%

Smurfit Kappa Group PLC	61,889	$3,367,066

		$3,367,066

Security	Shares	Value

Distributors — 0.2%

LKQ Corp.(1)(2)	53,930	$2,654,435

		$2,654,435

Diversified Financial Services — 0.5%

Berkshire Hathaway, Inc., Class B(1)(2)	12,353	$3,433,146

Groupe Bruxelles Lambert S.A.	4,239	474,646

M&G PLC	286,752	908,402

ORIX Corp.	41,300	698,036

		$5,514,230

Diversified Telecommunication Services — 0.8%

Deutsche Telekom AG(2)	318,536	$6,737,037

United Internet AG	50,979	2,084,891

Verizon Communications, Inc.(2)	4,900	274,547

		$9,096,475

Electric Utilities — 1.2%

Acciona S.A.	8,786	$1,326,933

Edison International(2)	19,359	1,119,337

Enel SpA	226,448	2,104,352

Iberdrola S.A.(2)	660,090	8,049,570

NextEra Energy, Inc.(2)	26,000	1,905,280

		$14,505,472

Electrical Equipment — 0.9%

ABB, Ltd.(2)	107,459	$3,650,882

Fujikura, Ltd.(1)	69,000	321,642

Legrand S.A.(2)	47,726	5,058,157

Siemens Energy AG(1)	55,583	1,674,329

		$10,705,010

Electronic Equipment, Instruments & Components — 1.1%

Alps Alpine Co., Ltd.	101,500	$1,074,186

Corning, Inc.(2)	19,975	816,977

Halma PLC	64,889	2,417,455

Kyocera Corp.	33,800	2,088,176

Taiyo Yuden Co., Ltd.	51,500	2,541,029

TDK Corp.	31,100	3,764,797

		$12,702,620

Entertainment — 2.4%

Electronic Arts, Inc.(2)	45,613	$6,560,518

Netflix, Inc.(1)(2)	20,000	10,564,200

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Entertainment (continued)

Vivendi S.A.	108,427	$3,643,052

Walt Disney Co. (The)(1)(2)	42,417	7,455,636

		$28,223,406

Equity Real Estate Investment Trusts (REITs) — 0.5%

American Tower Corp.(2)	17,793	$4,806,601

British Land Co. PLC (The)	35,000	239,421

Capital & Counties Properties PLC(1)	189,600	423,590

		$5,469,612

Food & Staples Retailing — 0.7%

Costco Wholesale Corp.(2)	10,600	$4,194,102

Seven & i Holdings Co., Ltd.	33,700	1,614,258

Tesco PLC	703,357	2,172,796

Walmart, Inc.(2)	5,517	778,007

		$8,759,163

Food Products — 2.8%

Mondelez International, Inc., Class A(2)	107,285	$6,698,875

Nestle S.A.(2)	203,470	25,361,937

Nissin Foods Holdings Co., Ltd.	10,000	720,070

Toyo Suisan Kaisha, Ltd.	5,000	192,713

		$32,973,595

Gas Utilities — 0.1%

Italgas SpA	35,014	$229,033

Snam SpA	175,073	1,012,754

		$1,241,787

Health Care Equipment & Supplies — 1.4%

Abbott Laboratories(2)	80,752	$9,361,579

Olympus Corp.	27,600	548,990

Smith & Nephew PLC	80,000	1,734,978

Terumo Corp.	112,600	4,560,579

		$16,206,126

Health Care Providers & Services — 1.5%

CVS Health Corp.(2)	49,398	$4,121,769

McKesson Corp.(2)	10,557	2,018,921

UnitedHealth Group, Inc.(2)	27,806	11,134,635

		$17,275,325

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.0%

Booking Holdings, Inc.(1)(2)	3,247	$7,104,728

Yum! Brands, Inc.(2)	42,716	4,913,622

		$12,018,350

Household Durables — 0.7%

Barratt Developments PLC(2)	228,988	$2,204,853

Casio Computer Co., Ltd.	63,200	1,060,473

PulteGroup, Inc.(2)	70,920	3,870,104

Sekisui Chemical Co., Ltd.	61,000	1,044,442

		$8,179,872

Household Products — 0.6%

Clorox Co. (The)(2)	9,542	$1,716,701

Henkel AG & Co. KGaA, PFC Shares	18,309	1,933,685

Kimberly-Clark Corp.(2)	4,027	538,732

Procter & Gamble Co. (The)(2)	6,074	819,565

Reckitt Benckiser Group PLC	28,566	2,523,811

		$7,532,494

Industrial Conglomerates — 1.8%

3M Co.(2)	2,786	$553,383

Honeywell International, Inc.(2)	23,826	5,226,233

Nisshinbo Holdings, Inc.	104,000	900,624

Siemens AG(2)	88,510	14,053,501

		$20,733,741

Insurance — 3.4%

Ageas S.A./NV	22,500	$1,250,352

Allianz SE(2)	56,176	14,019,100

Allstate Corp. (The)(2)	14,927	1,947,078

Chubb, Ltd.(2)	7,404	1,176,792

Cincinnati Financial Corp.(2)	23,801	2,775,673

Hannover Rueck SE	7,000	1,171,855

Hartford Financial Services Group, Inc.(2)	20,077	1,244,172

Legal & General Group PLC	250,000	891,896

Lincoln National Corp.(2)	17,183	1,079,780

Marsh & McLennan Cos., Inc.(2)	29,342	4,127,832

MS&AD Insurance Group Holdings, Inc.	37,200	1,075,534

Principal Financial Group, Inc.(2)	17,247	1,089,838

Prudential Financial, Inc.(2)	13,233	1,355,985

Prudential PLC(2)	224,243	4,266,395

SCOR SE(1)(2)	61,069	1,944,141

		$39,416,423

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Interactive Media & Services — 5.9%

Alphabet, Inc., Class A(1)(2)	8,827	$21,553,680

Alphabet, Inc., Class C(1)(2)	9,093	22,789,968

Facebook, Inc., Class A(1)(2)	72,100	25,069,891

		$69,413,539

Internet & Direct Marketing Retail — 4.3%

Amazon.com, Inc.(1)(2)	13,451	$46,273,592

Ocado Group PLC(1)(2)	44,101	1,221,946

Prosus NV	27,000	2,645,124

		$50,140,662

IT Services — 3.9%

Adyen NV(1)(3)	1,300	$3,188,028

Amadeus IT Group S.A.(1)	61,489	4,334,766

Atos SE	13,728	835,932

Capgemini SE(2)	29,097	5,595,742

Cognizant Technology Solutions Corp., Class A(2)	38,672	2,678,423

Fidelity National Information Services, Inc.(2)	33,608	4,761,245

Mastercard, Inc., Class A(2)	16,997	6,205,435

NTT Data Corp.	62,200	970,992

Obic Co., Ltd.	2,300	427,752

Otsuka Corp.	15,600	817,756

PayPal Holdings, Inc.(1)(2)	52,937	15,430,077

Worldline S.A.(1)(3)	2,251	210,929

		$45,457,077

Leisure Products — 0.2%

Hasbro, Inc.(2)	20,651	$1,951,933

Yamaha Corp.	6,800	369,154

		$2,321,087

Life Sciences Tools & Services — 0.8%

PerkinElmer, Inc.(2)	6,547	$1,010,922

Thermo Fisher Scientific, Inc.(2)	17,359	8,757,095

		$9,768,017

Machinery — 1.6%

Dover Corp.(2)	7,424	$1,118,054

Ebara Corp.	25,500	1,256,079

FANUC Corp.	21,427	5,138,148

Kawasaki Heavy Industries, Ltd.(1)	3,100	66,613

Komatsu, Ltd.	29,200	723,388

Makita Corp.	7,700	362,571

NSK, Ltd.	6,000	50,751

Security	Shares	Value

Machinery (continued)

Parker-Hannifin Corp.(2)	7,147	$2,194,915

SMC Corp.	1,500	887,392

Snap-on, Inc.(2)	6,143	1,372,531

Stanley Black & Decker, Inc.(2)	24,657	5,054,438

		$18,224,880

Media — 1.3%

Charter Communications, Inc., Class A(1)(2)	8,487	$6,122,946

Comcast Corp., Class A(2)	144,116	8,217,494

Hakuhodo DY Holdings, Inc.	20,900	325,509

		$14,665,949

Metals & Mining — 0.9%

Glencore PLC	1,152,251	$4,945,564

Rio Tinto PLC(2)	66,510	5,492,892

		$10,438,456

Multi-Utilities — 1.0%

CMS Energy Corp.(2)	108,509	$6,410,712

Engie S.A.	204,092	2,798,625

NiSource, Inc.(2)	42,420	1,039,290

Veolia Environnement S.A.	37,663	1,138,585

		$11,387,212

Multiline Retail — 0.7%

Next PLC(1)(2)	41,584	$4,525,743

Target Corp.(2)	13,017	3,146,729

		$7,672,472

Oil, Gas & Consumable Fuels — 2.2%

Chevron Corp.(2)	36,290	$3,801,015

Idemitsu Kosan Co., Ltd.	16,200	391,403

Marathon Petroleum Corp.(2)	27,916	1,686,685

Phillips 66(2)	36,105	3,098,531

Royal Dutch Shell PLC, Class A(2)	120,000	2,405,744

Royal Dutch Shell PLC, Class B	148,058	2,874,218

TOTAL SE(2)	245,487	11,121,000

		$25,378,596

Paper & Forest Products — 0.1%

Mondi PLC	38,326	$1,009,057

Oji Holdings Corp.	13,000	74,708

		$1,083,765

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Personal Products — 1.3%

Estee Lauder Cos., Inc. (The), Class A(2)	17,577	$5,590,892

Kao Corp.	28,554	1,760,642

Unilever PLC(4)	4,019	234,844

Unilever PLC(4)	128,549	7,534,122

		$15,120,500

Pharmaceuticals — 5.8%

Astellas Pharma, Inc.	205,900	$3,588,149

AstraZeneca PLC(2)	56,549	6,794,030

Bayer AG(2)	26,130	1,588,578

Bristol-Myers Squibb Co.(2)	35,160	2,349,391

Chugai Pharmaceutical Co., Ltd.	105,900	4,197,514

Eisai Co., Ltd.	13,646	1,341,091

Eli Lilly & Co.(2)	13,232	3,037,009

Johnson & Johnson(2)	13,558	2,233,545

Merck & Co., Inc.(2)	25,250	1,963,692

Novartis AG(2)	142,782	13,025,508

Organon & Co.(1)(2)	2,525	76,407

Pfizer, Inc.(2)	14,458	566,175

Roche Holding AG PC(2)	45,591	17,180,414

Sanofi(2)	86,276	9,064,379

UCB S.A.	9,177	961,122

Viatris, Inc.(2)	1,793	25,622

		$67,992,626

Professional Services — 0.8%

Equifax, Inc.(2)	11,910	$2,852,564

Experian PLC	85,608	3,305,252

Recruit Holdings Co., Ltd.	12,500	612,985

Robert Half International, Inc.(2)	30,884	2,747,749

Wolters Kluwer NV	961	96,594

		$9,615,144

Real Estate Management & Development — 0.5%

CBRE Group, Inc., Class A(1)(2)	37,761	$3,237,250

Daito Trust Construction Co., Ltd.	5,500	600,064

Heiwa Real Estate Co., Ltd.	34,400	1,296,854

Sumitomo Realty & Development Co., Ltd.	13,600	486,401

		$5,620,569

Road & Rail — 1.1%

Central Japan Railway Co.	3,400	$516,631

CSX Corp.(2)	210,402	6,749,696

East Japan Railway Co.	2,900	206,811

Security	Shares	Value

Road & Rail (continued)

Kansas City Southern(2)	15,468	$4,383,167

Keio Corp.	15,200	894,757

		$12,751,062

Semiconductors & Semiconductor Equipment — 6.7%

Applied Materials, Inc.	5,500	$783,200

ASML Holding NV(2)	28,290	19,529,132

Infineon Technologies AG	66,560	2,677,260

Intel Corp.(2)	255,724	14,356,345

Marvell Technology, Inc.(2)	82,514	4,813,042

Maxim Integrated Products, Inc.(2)	18,000	1,896,480

NXP Semiconductors NV(2)	40,985	8,431,434

STMicroelectronics NV	35,000	1,272,830

Texas Instruments, Inc.(2)	78,884	15,169,393

Tokyo Electron, Ltd.	22,300	9,642,167

		$78,571,283

Software — 6.6%

Adobe, Inc.(1)(2)	13,000	$7,613,320

Citrix Systems, Inc.(2)	25,268	2,963,178

Dassault Systemes SE	9,700	2,354,153

Microsoft Corp.(2)	213,008	57,703,867

Oracle Corp.(2)	34,518	2,686,881

Sage Group PLC (The)	144,457	1,368,330

salesforce.com, inc.(1)(2)	5,500	1,343,485

Trend Micro, Inc.	14,097	738,168

Zscaler, Inc.(1)	2,092	451,998

		$77,223,380

Specialty Retail — 2.2%

Fast Retailing Co., Ltd.	18,000	$13,530,377

Fnac Darty S.A.(1)	922	59,396

Home Depot, Inc. (The)(2)	11,830	3,772,469

Lowe’s Cos., Inc.(2)	40,810	7,915,916

USS Co., Ltd.	27,200	475,467

		$25,753,625

Technology Hardware, Storage & Peripherals — 5.5%

Apple, Inc.(2)	450,314	$61,675,005

Hewlett Packard Enterprise Co.(2)	78,955	1,151,164

HP, Inc.(2)	39,615	1,195,977

		$64,022,146

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 3.4%

adidas AG	18,913	$7,057,529

Kering S.A.(2)	7,696	6,743,367

LVMH Moet Hennessy Louis Vuitton SE(2)	25,872	20,352,384

NIKE, Inc., Class B(2)	37,793	5,838,641

		$39,991,921

Tobacco — 0.6%

British American Tobacco PLC(2)	161,811	$6,282,401

Japan Tobacco, Inc.	27,000	510,254

		$6,792,655

Trading Companies & Distributors — 0.6%

Ferguson PLC	38,043	$5,292,815

Marubeni Corp.	20,000	174,169

Mitsubishi Corp.	21,400	584,567

Sumitomo Corp.	96,700	1,296,596

		$7,348,147

Transportation Infrastructure — 0.1%

Aeroports de Paris(1)	6,667	$870,254

		$870,254

Wireless Telecommunication Services — 1.0%

KDDI Corp.	113,000	$3,520,592

SoftBank Group Corp.	109,696	7,650,398

Vodafone Group PLC	100,000	167,602

		$11,338,592

Total Common Stocks — 100.8% (identified cost $339,033,890)		$1,178,163,857

Total Investments — 100.8% (identified cost $339,033,890)		$1,178,163,857

Total Written Call Options — (1.2)% (premiums received $11,544,777)		$(14,297,544)

Other Assets, Less Liabilities — 0.4%		$4,335,961

Net Assets — 100.0%		$1,168,202,274

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $3,398,957 or 0.3% of the Fund’s net assets.

(4)	Securities are traded on separate exchanges for the same entity.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	55.6%	$655,057,002

Japan	9.6	113,120,412

France	7.9	93,303,707

United Kingdom	7.5	88,077,348

Germany	6.3	74,298,445

Switzerland	5.0	59,218,741

Netherlands	3.6	41,862,346

Ireland	1.6	19,236,370

Spain	1.4	16,215,337

Italy	0.9	10,370,951

Belgium	0.4	4,420,975

Finland	0.1	1,698,634

Denmark	0.1	1,283,589

Total Investments	100.0%	$1,178,163,857

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Written Call Options — (1.2)%

Exchange-Traded Options — (1.2)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

Dow Jones Euro Stoxx 50 Index	1,140	EUR	46,333,020	EUR	4,125	7/2/21	$(22,584)

Dow Jones Euro Stoxx 50 Index	1,140	EUR	46,333,020	EUR	4,150	7/9/21	(69,431)

Dow Jones Euro Stoxx 50 Index	1,160	EUR	47,145,880	EUR	4,150	7/16/21	(144,705)

Dow Jones Euro Stoxx 50 Index	1,150	EUR	46,739,450	EUR	4,150	7/23/21	(203,363)

FTSE 100 Index	1,070	GBP	75,300,929	GBP	7,150	7/16/21	(373,398)

NASDAQ 100 Index	15	USD	21,832,200	USD	13,825	7/2/21	(1,106,475)

NASDAQ 100 Index	15	USD	21,832,200	USD	13,900	7/6/21	(998,925)

NASDAQ 100 Index	15	USD	21,832,200	USD	13,950	7/7/21	(929,700)

NASDAQ 100 Index	15	USD	21,832,200	USD	14,000	7/9/21	(868,725)

NASDAQ 100 Index	15	USD	21,832,200	USD	14,200	7/12/21	(606,000)

NASDAQ 100 Index	15	USD	21,832,200	USD	14,200	7/14/21	(629,925)

NASDAQ 100 Index	14	USD	20,376,720	USD	14,200	7/16/21	(604,660)

NASDAQ 100 Index	14	USD	20,376,720	USD	14,100	7/19/21	(742,490)

NASDAQ 100 Index	14	USD	20,376,720	USD	14,400	7/21/21	(434,840)

NASDAQ 100 Index	14	USD	20,376,720	USD	14,500	7/23/21	(367,710)

NASDAQ 100 Index	14	USD	20,376,720	USD	14,450	7/26/21	(427,140)

NASDAQ 100 Index	14	USD	20,376,720	USD	14,550	7/28/21	(370,720)

Nikkei 225 Index	120	JPY	3,454,983,600	JPY	29,750	7/2/21	(310)

Nikkei 225 Index	120	JPY	3,454,983,600	JPY	29,500	7/9/21	(35,159)

Nikkei 225 Index	120	JPY	3,454,983,600	JPY	29,625	7/16/21	(61,410)

Nikkei 225 Index	120	JPY	3,454,983,600	JPY	29,375	7/21/21	(155,953)

S&P 500 Index	72	USD	30,942,000	USD	4,250	7/2/21	(359,640)

S&P 500 Index	72	USD	30,942,000	USD	4,260	7/6/21	(309,240)

S&P 500 Index	73	USD	31,371,750	USD	4,260	7/7/21	(328,135)

S&P 500 Index	73	USD	31,371,750	USD	4,275	7/9/21	(271,560)

S&P 500 Index	73	USD	31,371,750	USD	4,260	7/12/21	(378,140)

S&P 500 Index	73	USD	31,371,750	USD	4,275	7/14/21	(325,215)

S&P 500 Index	73	USD	31,371,750	USD	4,220	7/16/21	(682,185)

S&P 500 Index	72	USD	30,942,000	USD	4,225	7/21/21	(682,200)

S&P 500 Index	72	USD	30,942,000	USD	4,270	7/21/21	(423,000)

S&P 500 Index	72	USD	30,942,000	USD	4,300	7/23/21	(299,880)

S&P 500 Index	72	USD	30,942,000	USD	4,285	7/26/21	(388,440)

S&P 500 Index	72	USD	30,942,000	USD	4,290	7/28/21	(397,080)

SMI Index	370	CHF	44,188,064	CHF	12,000	7/16/21	(299,206)

Total							$(14,297,544)

Abbreviations:

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

CHF	–	Swiss Franc

EUR	–	Euro

GBP	–	British Pound Sterling

JPY	–	Japanese Yen

USD	–	United States Dollar

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2021

Unaffiliated investments, at value (identified cost, $339,033,890)	$1,178,163,857

Cash	2,757,037

Foreign currency, at value (identified cost, $83,780)	83,362

Dividends receivable	701,609

Receivable for premiums on written options	782,604

Receivable from the transfer agent	300,920

Tax reclaims receivable	2,501,237

Total assets	$1,185,290,626

Liabilities

Written options outstanding, at value (premiums received, $11,544,777)	$14,297,544

Payable for closed written options	1,482,450

Payable to affiliates:

Investment adviser fee	965,409

Trustees’ fees	13,790

Accrued expenses	329,159

Total liabilities	$17,088,352

Commitments and contingencies (see Note 9)

Net Assets	$1,168,202,274

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 107,563,938 shares issued and outstanding	$1,075,639

Additional paid-in capital	351,337,492

Distributable earnings	815,789,143

Net Assets	$1,168,202,274

Net Asset Value

($1,168,202,274 ÷ 107,563,938 common shares issued and outstanding)	$10.86

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2021

Dividends (net of foreign taxes, $1,014,953)	$12,657,049

Total investment income	$12,657,049

Expenses

Investment adviser fee	$5,662,388

Trustees’ fees and expenses	27,823

Custodian fee	192,295

Transfer and dividend disbursing agent fees	9,124

Legal and accounting services	56,602

Printing and postage	204,165

Miscellaneous	66,590

Total expenses	$6,218,987

Net investment income	$6,438,062

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$57,079,261

Written options	(19,714,626)

Foreign currency transactions	60,647

Net realized gain	$37,425,282

Change in unrealized appreciation (depreciation) —

Investments	$63,518,403

Written options	(576,701)

Foreign currency	(152,228)

Net change in unrealized appreciation (depreciation)	$62,789,474

Net realized and unrealized gain	$100,214,756

Net increase in net assets from operations	$106,652,818

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020

From operations —

Net investment income	$6,438,062		$9,338,509

Net realized gain	37,425,282		29,544,225

Net change in unrealized appreciation (depreciation)	62,789,474		36,714,858

Net increase in net assets from operations	$106,652,818		$75,597,592

Distributions to shareholders	$(46,890,494	)*	$(55,473,443)

Tax return of capital to shareholders	$—		$(38,295,995)

Capital share transactions —

Proceeds from shelf offering, net of offering costs (see Note 5)	$55,905		$—

Reinvestment of distributions	784,476		268,181

Net increase in net assets from capital share transactions	$840,381		$268,181

Net increase (decrease) in net assets	$60,602,705		$(17,903,665)

Net Assets

At beginning of period	$1,107,599,569		$1,125,503,234

At end of period	$1,168,202,274		$1,107,599,569

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Financial Highlights

	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$10.300		$10.470	$9.690	$11.590	$10.710	$11.560

Income (Loss) From Operations

Net investment income(1)	$0.060		$0.087	$0.129	$0.141	$0.135	$0.163

Net realized and unrealized gain (loss)	0.936		0.615	1.523	(0.950)	1.850	0.155

Total income (loss) from operations	$0.996		$0.702	$1.652	$(0.809)	$1.985	$0.318

Less Distributions

From net investment income	$(0.436	)*	$(0.080)	$(0.142)	$(0.129)	$(0.149)	$(0.155)

From net realized gain	—		(0.436)	(0.089)	(0.550)	—	—

Tax return of capital	—		(0.356)	(0.641)	(0.413)	(0.956)	(1.013)

Total distributions	$(0.436)		$(0.872)	$(0.872)	$(1.092)	$(1.105)	$(1.168)

Premium from common shares sold through shelf offering (see Note 5)(1)	$0.000	(2)	$—	$—	$0.001	$—	$—

Net asset value — End of period	$10.860		$10.300	$10.470	$9.690	$11.590	$10.710

Market value — End of period	$10.890		$9.680	$10.370	$9.530	$11.920	$10.070

Total Investment Return on Net Asset Value(3)	9.93	%(4)	8.55%	18.05%	(7.72)%	19.28%	3.46%

Total Investment Return on Market Value(3)	17.30	%(4)	3.00%	18.88%	(11.76)%	30.47%	0.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,168,202		$1,107,600	$1,125,503	$1,040,883	$1,236,915	$1,139,577

Ratios (as a percentage of average daily net assets):

Expenses	1.10	%(5)	1.10%	1.10%	1.09%	1.09%	1.10%

Net investment income	1.14	%(5)	0.91%	1.26%	1.27%	1.20%	1.50%

Portfolio Turnover	1	%(4)	7%	2%	4%	1%	8%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $0.0005.

(3)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(4)	Not annualized.

(5)	Annualized.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

17

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2021, the amount of distributions estimated to be a tax return of capital was approximately $22,289,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At December 31, 2020, the Fund had a net capital loss of $16,237,700 attributable to security transactions incurred after October 31, 2020 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2021.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$329,814,533

Gross unrealized appreciation	$840,128,152

Gross unrealized depreciation	(6,076,372)

Net unrealized appreciation	$834,051,780

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with EVM, which took

18

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2021, the Fund’s investment adviser fee amounted to $5,662,388.

Pursuant to an investment sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new sub-advisory agreement with Parametric, which took effect on March 1, 2021. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,814,950 and $75,339,499, respectively, for the six months ended June 30, 2021.

5  Common Shares of Beneficial Interest and Shelf Offering

Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended June 30, 2021 and the year ended December 31, 2020 were 72,314 and 26,037, respectively.

In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2021 and the year ended December 31, 2020.

Pursuant to a registration statement filed with and declared effective on April 12, 2018 by the SEC, the Fund is authorized to issue up to an additional 12,811,820 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share.

During the six months ended June 30, 2021, the Fund sold 5,000 common shares and received proceeds (net of offering costs) of $55,905 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $855 for the six months ended June 30, 2021. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM, is the distributor of the Fund’s shares and is entitled to receive a sales commission from the Fund of 1.00% of the gross sales price per share, a portion of which is re-allowed to sales agents. The Fund was informed that the sales commissions retained by EVD during the six months ended June 30, 2021 were $113. There were no common shares sold by the Fund pursuant to its shelf offering for the year ended December 31, 2020.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2021 is included in the Portfolio of Investments. At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(14,297,544)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(19,714,626)	$(576,701)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the six months ended June 30, 2021, which is indicative of the volume of this derivative type, was 7,746 contracts.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

At June 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Communication Services	$108,608,880	$24,129,081	$—	$132,737,961

Consumer Discretionary	101,036,169	80,209,169	—	181,245,338

Consumer Staples	33,085,468	55,594,489	—	88,679,957

Energy	8,586,231	16,792,365	—	25,378,596

Financials	52,122,617	60,429,975	—	112,552,592

Health Care	63,825,729	64,585,332	—	128,411,061

Industrials	43,402,105	72,945,421	—	116,347,526

Information Technology	224,862,455	67,548,214	—	292,410,669

Materials	9,440,312	52,735,193	—	62,175,505

Real Estate	8,043,851	3,046,330	—	11,090,181

Utilities	10,474,619	16,659,852	—	27,134,471

Total Common Stocks	$663,488,436	$514,675,421 *	$—	$1,178,163,857

Total Investments	$663,488,436	$514,675,421	$—	$1,178,163,857

Liability Description

Written Call Options	$(12,932,025)	$(1,365,519)	$—	$(14,297,544)

Total	$(12,932,025)	$(1,365,519)	$—	$(14,297,544)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

9  Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. (the “FitzSimons action”) as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which was replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. The FitzSimons action is part of a multi-district litigation proceeding in the Southern District of New York. This action was dismissed by the District Court in

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Notes to Financial Statements (Unaudited) — continued

January 2017, and the dismissal is currently on appeal in the Second Circuit Court of Appeals. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.08% of net assets at June 30, 2021). The Fund cannot predict the outcome of the FitzSimons action or the effect, if any, on the Fund’s net asset value.

In June 2011, a group of Tribune creditors also filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Fund was named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas which sought to recover the proceeds received in connection with the LBO from former shareholders. The SLFC actions were also part of the multi-district litigation proceeding in the Southern District of New York. The SLFC actions were dismissed by the District Court in September 2013, and the Second Circuit Court of Appeals affirmed the dismissal of the SLFC actions in December 2019. The Supreme Court of the United States denied the plaintiff-appellants Writ of Certiorari petition in April 2021. The attorneys’ fees and costs related to these actions have been expensed by the Fund as incurred.

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

The Fund held a Joint Special Meeting of Shareholders (the “Special Meeting”) with certain other Eaton Vance closed-end funds on January 7, 2021 and adjourned until January 22, 2021 for the following purpose: approval of a new investment advisory agreement with EVM (“Proposal 1”) and approval of a new investment sub-advisory agreement with Parametric Portfolio Associates LLC (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	52,362,930	1,393,092	3,399,263	0

Proposal 2	51,336,143	1,644,238	4,174,905	0

(1)	Fractional shares were voted proportionately.

(2)

All shares that were voted and votes to abstain were counted towards establishing a quorum, as were broker non-votes. (Broker non-votes are shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter.) Abstentions and broker non-votes had the effect of a negative vote on each Proposal. Broker non-votes were not expected with respect to each Proposal because brokers are required to receive instructions from the beneficial owners or persons entitled to vote in order to submit proxies.

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 15, 2021. The following action was taken by the shareholders:

Proposal 1:  The election of Thomas E. Faust Jr., Cynthia E. Frost and Scott E. Wennerholm as Class I Trustees of the Fund, each for a three-year term ending in 2024.

	Number of Shares
Nominee for Trustee	For	Withheld

Thomas E. Faust Jr.	86,965,483	1,802,646

Cynthia E. Frost	62,331,607	26,436,522

Scott E. Wennerholm	62,350,267	26,417,862

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2021

Officers and Trustees

Officers

Edward J. Perkin

President

Deidre E. Walsh

Vice President and Chief Legal Officer

James F. Kirchner

Treasurer

Kimberly M. Roessiger

Secretary

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

25

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

26

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7746    6.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Eaton Vance Management (“EVM” or “Eaton Vance”) is the investment adviser of the Fund. EVM has engaged its affiliate, Parametric Portfolio Associates LLC (“Parametric”), as the sub-adviser of the Fund. G.R. Nelson and Thomas C. Seto comprise the investment team responsible for the overall and day-to-day management of the Fund’s investments.

Mr. Nelson is a Vice President of Eaton Vance, has been an equity analyst at Eaton Vance since 2004 and has been a portfolio manager of the Fund since July 2021. Mr. Seto is Head of Investment Management at Parametric, has managed other Eaton Vance portfolios for more than five years and has been a portfolio manager of the Fund since April 2005. This information is provided as of the date of filing this report.

The following table shows, as of June 30, 2021, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts		Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
G.R. Nelson
Registered Investment Companies	3	$3,519.3		0	$0
Other Pooled Investment Vehicles	0	$0		0	$0
Other Accounts	1	$1.6		0	$0

Thomas C. Seto
Registered Investment Companies	45	$32,494.8	(1)	0	$0
Other Pooled Investment Vehicles	7	$1,674.4		0	$0
Other Accounts	55,725	$190,323.0	(2)	0	$0

(1)

This portfolio manager provides investment advice with respect to only a portion of the total assets of certain of these accounts. Only the assets allocated to this portfolio manager as of the Fund’s most recent fiscal year end are reflected in the table.

(2)

For “Other Accounts” that are part of a wrap or model account program, the number of accounts is the number of sponsors for which the portfolio manager provides advisory services rather than the number of individual customer accounts within each wrap or model account program.

The following table shows, as of June 30, 2021, the dollar range of Fund shares beneficially owned by each portfolio manager.

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in the Fund
G.R. Nelson	None
Thomas C. Seto	None

Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments on the one hand and the investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, the portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocations, cross trades and best execution.

Compensation Structure for EVM

Compensation of EVM’s portfolio managers and other investment professionals has the following primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual non-cash compensation consisting of restricted shares of Morgan Stanley stock that are subject to a fixed vesting and distribution schedule. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the December 31st fiscal year end of Morgan Stanley.

Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to the Sharpe ratio, which uses standard deviation and excess return to determine reward per unit of risk. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Compensation Structure for Parametric

Compensation of Parametric portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual equity-based compensation awards that are subject to a fixed vesting and distribution schedule. Stock-based compensation awards and adjustments in base salary and bonuses are typically paid and/or put into effect at or shortly after, the firm’s fiscal year-end, December 31.

Method to Determine Compensation. Parametric seeks to compensate portfolio managers commensurate with their responsibilities and performance while remaining competitive with other firms within the investment management industry. In the case of investment strategies that are systematic, including the Fund’s, portfolio managers primarily are measured with respect to whether a strategy’s rules as implemented delivered on the strategy’s objectives. In evaluating the foregoing, Parametric evaluates the manner in which the strategy is implemented relative to strategy targets, rebalancing portfolio exposures consistent with pre-determined triggers, and judicious trade construction. Portfolio managers are also expected to monitor factors that may impact implementation of a strategy and to seek potential ways to address them as needed.

Salaries, bonuses and stock-based compensation are also influenced by the operating performance of Parametric and Morgan Stanley. While the salaries of Parametric portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate from year to year, based on changes in financial performance and other factors.

Parametric participates in compensation surveys that benchmark salaries, total cash and total compensation against other firms in the industry. This data is reviewed, along with a number of other factors, to ensure that compensation remains competitive with other firms in the industry.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 19, 2021

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 19, 2021